(Moderate Allocation Portfolio Annuity) (Moderate Allocation Portfolio, Moderate Allocation Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2013
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%